SCHEDULE OF FAIR VALUE RECURRING BASIS (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Marketable securities, fair value	$ 3,887,383		$ 10,184,701
Marketable securities	3,887,383		10,184,701			$ 10,181,618
Warrant liabilities, fair value	1,968,315		2,520,851
Warrant liabilities	1,968,315	$ 2,580,379	2,520,851	$ 3,455,505	$ 4,491,969	1,543,953
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities, fair value	3,887,383		10,184,701			10,181,618
Warrant liabilities, fair value
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities, fair value
Warrant liabilities, fair value
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities, fair value
Warrant liabilities, fair value	$ 1,968,315		$ 2,520,851			$ 1,543,953